DBX ETF Trust | 1
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 97.6%
Basic Materials — 4.2%
Chemicals — 1.7%
Ashland, Inc.,144A,3.375%,
9/1/31
315,000 274,805
Avient Corp.
144A,7.125%, 8/1/30
507,000 525,752
144A,6.25%, 11/1/31
454,000 459,374
Axalta Coating Systems Dutch
Holding B BV,144A,7.25%,
2/15/31
345,000 362,233
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
465,000 428,359
Methanex Corp.
5.125%, 10/15/27
489,000 480,680
5.25%, 12/15/29
489,000 478,300
Olin Corp.
5.125%, 9/15/27
335,000 330,928
5.625%, 8/1/29
468,000 464,831
5.00%, 2/1/30
342,000 328,849
SCIH Salt Holdings,
Inc.,144A,4.875%, 5/1/28
769,000 734,480
WR Grace Holdings
LLC,144A,4.875%, 6/15/27
519,000 510,701
(Cost $5,420,416)
5,379,292
Iron/Steel — 0.2%
Cleveland-Cliffs, Inc.,5.875%,
6/1/27
344,000 344,945
United States Steel
Corp.,6.875%, 3/1/29
332,000 336,020
(Cost $682,495)
680,965
Mining — 2.3%
Alcoa Nederland Holding BV
144A,5.50%, 12/15/27
524,000 523,787
144A,6.125%, 5/15/28
315,000 319,033
144A,4.125%, 3/31/29
350,000 332,654
144A,7.125%, 3/15/31
524,000 548,730
FMG Resources August 2006
Pty Ltd.
144A,4.50%, 9/15/27
416,000 406,660
144A,5.875%, 4/15/30
490,000 487,455
144A,4.375%, 4/1/31
1,019,000 934,758
144A,6.125%, 4/15/32
561,000 565,686
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26
418,000 412,280
144A,6.125%, 4/1/29
379,000 382,724
Nexa Resources SA,144A,6.50%,
1/18/28
280,000 286,084
Novelis Corp.
144A,3.25%, 11/15/26
524,000 504,580
144A,4.75%, 1/30/30
1,079,000 1,016,182
Principal
Amount $ Value $
144A,3.875%, 8/15/31
524,000 460,834
(Cost $7,180,165)
7,181,447
Communications — 5.2%
Advertising — 0.6%
Lamar Media Corp.
3.75%, 2/15/28
366,000 347,532
4.00%, 2/15/30
385,000 356,579
3.625%, 1/15/31
385,000 343,926
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
415,000 409,616
144A,7.375%, 2/15/31
346,000 366,298
(Cost $1,886,098)
1,823,951
Internet — 1.3%
Cogent Communications Group
LLC
144A,3.50%, 5/1/26
250,000 242,581
144A,7.00%, 6/15/27
399,000 405,270
Gen Digital, Inc.
144A,6.75%, 9/30/27
629,000 642,454
144A,7.125%, 9/30/30
428,000 443,451
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
419,000 415,873
144A,3.50%, 3/1/29
559,000 518,853
Match Group Holdings II LLC
144A,5.00%, 12/15/27
315,000 307,313
144A,4.625%, 6/1/28
350,000 336,856
144A,4.125%, 8/1/30
350,000 317,035
144A,3.625%, 10/1/31
347,000 301,310
MercadoLibre, Inc.,3.125%,
1/14/31
398,000 347,801
(Cost $4,365,189)
4,278,797
Media — 1.6%
CCO Holdings LLC /
CCO Holdings Capital
Corp.,144A,5.50%, 5/1/26
524,000 523,622
News Corp.
144A,3.875%, 5/15/29
699,000 657,003
144A,5.125%, 2/15/32
350,000 339,180
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26
699,000 672,970
144A,5.00%, 8/1/27
999,000 982,776
144A,4.00%, 7/15/28
1,398,000 1,313,816
TEGNA, Inc.,144A,4.75%,
3/15/26
385,000 381,455
Ziggo Bond Co. BV,144A,6.00%,
1/15/27
421,000 421,454
(Cost $5,440,086)
5,292,276

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Telecommunications — 1.7%
Frontier Communications
Holdings LLC
144A,5.875%, 10/15/27
760,000 761,566
144A,5.00%, 5/1/28
1,084,000 1,073,925
144A,8.75%, 5/15/30
838,000 893,949
144A,8.625%, 3/15/31
524,000 564,953
Iliad Holding SASU
144A,6.50%, 10/15/26
489,000 497,508
144A,7.00%, 10/15/28
597,000 606,778
Millicom International Cellular
SA,144A,5.125%, 1/15/28
254,700 245,973
Optics Bidco SpA
144A,6.375%, 11/15/33
350,000 351,894
144A,6.00%, 9/30/34
333,000 324,695
(Cost $5,315,318)
5,321,241
Consumer, Cyclical — 21.4%
Airlines — 1.1%
Air Canada,144A,3.875%,
8/15/26
839,000 819,163
United Airlines, Inc.
144A,4.375%, 4/15/26
1,398,000 1,379,032
144A,4.625%, 4/15/29
1,340,000 1,288,664
(Cost $3,520,265)
3,486,859
Apparel — 0.2%
Levi Strauss & Co.,144A,3.50%,
3/1/31
350,000 311,014
VF Corp.,2.80%, 4/23/27
345,000 325,366
(Cost $636,787)
636,380
Auto Manufacturers — 0.4%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
280,000 274,199
144A,5.875%, 6/1/29
346,000 348,426
144A,3.75%, 1/30/31
699,000 628,765
(Cost $1,283,831)
1,251,390
Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26
555,000 549,462
144A,7.00%, 4/15/28
357,000 365,361
Clarios Global LP / Clarios US
Finance Co.
144A,6.25%, 5/15/26
631,000 631,930
144A,8.50%, 5/15/27
268,000 269,894
144A,6.75%, 5/15/28
553,000 567,020
Goodyear Tire & Rubber Co.
5.00%, 5/31/26
629,000 622,697
4.875%, 3/15/27
482,000 471,960
(Cost $3,462,466)
3,478,324
Principal
Amount $ Value $
Distribution/Wholesale — 0.8%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
489,000 469,859
144A,3.875%, 11/15/29
284,000 262,950
H&E Equipment Services,
Inc.,144A,3.875%, 12/15/28
874,000 810,586
Ritchie Bros Holdings, Inc.
144A,6.75%, 3/15/28
385,000 396,858
144A,7.75%, 3/15/31
559,000 591,924
(Cost $2,543,086)
2,532,177
Entertainment — 3.5%
Caesars Entertainment, Inc.
144A,7.00%, 2/15/30
1,362,000 1,405,758
144A,6.50%, 2/15/32
1,045,000 1,066,768
Cedar Fair LP / Canada's
Wonderland Co. / Magnum
Management Corp. /
Millennium Op,5.375%,
4/15/27
340,000 338,396
Churchill Downs, Inc.
144A,5.50%, 4/1/27
419,000 418,450
144A,4.75%, 1/15/28
489,000 477,728
144A,5.75%, 4/1/30
839,000 833,598
144A,6.75%, 5/1/31
419,000 429,438
International Game Technology
PLC
144A,4.125%, 4/15/26
556,000 547,389
144A,6.25%, 1/15/27
455,000 459,929
144A,5.25%, 1/15/29
563,000 553,398
Light & Wonder International,
Inc.,144A,7.00%, 5/15/28
489,000 491,475
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27
839,000 852,127
144A,4.75%, 10/15/27
695,000 681,033
144A,3.75%, 1/15/28
327,000 311,004
Mohegan Tribal Gaming
Authority,144A,13.25%,
12/15/27
340,000 386,497
Six Flags Entertainment
Corp.,144A,5.50%, 4/15/27
340,000 338,727
Vail Resorts, Inc.,144A,6.50%,
5/15/32
419,000 430,627
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29
524,000 510,944
144A,6.25%, 3/15/33
524,000 523,141
(Cost $11,076,785)
11,056,427
Food Service — 0.2%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
(Cost $788,998)
804,000 787,948

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Home Builders — 0.8%
Ashton Woods USA LLC /
Ashton Woods Finance
Co.,144A,4.625%, 4/1/30
280,000 259,840
Century Communities, Inc.
6.75%, 6/1/27
346,000 348,350
144A,3.875%, 8/15/29
348,000 318,838
Mattamy Group Corp.
144A,5.25%, 12/15/27
343,000 339,311
144A,4.625%, 3/1/30
422,000 398,760
Taylor Morrison Communities,
Inc.
144A,5.875%, 6/15/27
350,000 354,404
144A,5.75%, 1/15/28
315,000 317,098
144A,5.125%, 8/1/30
330,000 322,322
(Cost $2,646,937)
2,658,923
Home Furnishings — 0.3%
Tempur Sealy International, Inc.
144A,4.00%, 4/15/29
559,000 520,472
144A,3.875%, 10/15/31
535,000 474,698
(Cost $985,837)
995,170
Housewares — 0.5%
Newell Brands, Inc.,5.70%,
4/1/26
1,340,000 1,348,826
Scotts Miracle-Gro Co.,4.50%,
10/15/29
288,000 271,531
(Cost $1,621,372)
1,620,357
Leisure Time — 4.8%
Carnival Corp.
144A,7.625%, 3/1/26
945,000 951,814
144A,5.75%, 3/1/27
1,883,000 1,892,379
144A,6.00%, 5/1/29
1,398,000 1,404,071
144A,10.50%, 6/1/30
699,000 750,344
Carnival Holdings Bermuda
Ltd.,144A,10.375%, 5/1/28
1,419,000 1,524,110
Life Time, Inc.
144A,5.75%, 1/15/26
647,000 647,171
144A,8.00%, 4/15/26
332,000 333,530
NCL Corp. Ltd.
144A,5.875%, 2/15/27
699,000 700,256
144A,8.375%, 2/1/28
419,000 438,757
Royal Caribbean Cruises Ltd.
144A,4.25%, 7/1/26
438,000 432,831
144A,5.50%, 8/31/26
722,000 724,494
144A,5.375%, 7/15/27
739,000 738,445
3.70%, 3/15/28
369,000 352,262
144A,5.50%, 4/1/28
1,024,000 1,024,935
144A,5.625%, 9/30/31
1,049,000 1,051,649
144A,6.25%, 3/15/32
879,000 898,752
144A,6.00%, 2/1/33
1,294,000 1,311,072
(Cost $15,159,743)
15,176,872
Principal
Amount $ Value $
Lodging — 3.0%
Boyd Gaming Corp.
4.75%, 12/1/27
696,000 680,850
144A,4.75%, 6/15/31
634,000 591,525
Hilton Domestic Operating Co.,
Inc.
144A,5.75%, 5/1/28
350,000 350,550
144A,5.875%, 4/1/29
360,000 363,454
144A,3.75%, 5/1/29
559,000 521,583
4.875%, 1/15/30
699,000 680,247
144A,4.00%, 5/1/31
765,000 701,065
144A,3.625%, 2/15/32
1,009,000 890,452
144A,6.125%, 4/1/32
315,000 318,345
144A,5.875%, 3/15/33
699,000 700,600
MGM Resorts International
4.625%, 9/1/26
290,000 288,691
5.50%, 4/15/27
449,000 449,151
4.75%, 10/15/28
515,000 500,073
6.125%, 9/15/29
584,000 591,032
Station Casinos LLC,144A,4.50%,
2/15/28
483,000 462,482
Travel + Leisure Co.
144A,6.625%, 7/31/26
495,000 501,222
6.00%, 4/1/27
251,000 253,586
Wynn Las Vegas LLC /
Wynn Las Vegas Capital
Corp.,144A,5.25%, 5/15/27
630,000 626,766
(Cost $9,603,299)
9,471,674
Retail — 4.7%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
1,084,000 1,032,611
144A,4.375%, 1/15/28
505,000 487,656
144A,3.50%, 2/15/29
524,000 486,846
144A,6.125%, 6/15/29
828,000 842,497
144A,5.625%, 9/15/29
350,000 350,654
144A,4.00%, 10/15/30
1,987,000 1,806,339
Asbury Automotive Group, Inc.
4.50%, 3/1/28
274,000 266,536
144A,4.625%, 11/15/29
559,000 531,155
4.75%, 3/1/30
298,000 282,746
Bath & Body Works, Inc.,5.25%,
2/1/28
311,000 309,637
Beacon Roofing Supply,
Inc.,144A,6.50%, 8/1/30
419,000 429,878
Ferrellgas LP / Ferrellgas
Finance Corp.,144A,5.375%,
4/1/26
454,000 450,212
FirstCash, Inc.
144A,4.625%, 9/1/28
350,000 336,149
144A,5.625%, 1/1/30
385,000 375,609
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28
480,000 453,940

4 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
144A,6.375%, 1/15/30
389,000 394,362
LCM Investments Holdings II
LLC,144A,4.875%, 5/1/29
699,000 661,821
Lithia Motors, Inc.
144A,4.625%, 12/15/27
320,000 311,134
144A,3.875%, 6/1/29
496,000 460,052
144A,4.375%, 1/15/31
401,000 368,760
Murphy Oil USA, Inc.
4.75%, 9/15/29
350,000 337,941
144A,3.75%, 2/15/31
330,000 295,683
Penske Automotive Group,
Inc.,3.75%, 6/15/29
350,000 323,110
Walgreens Boots Alliance,
Inc.,3.45%, 6/1/26
1,012,000 980,272
Yum! Brands, Inc.
144A,4.75%, 1/15/30
567,000 548,267
3.625%, 3/15/31
734,000 665,265
4.625%, 1/31/32
729,000 686,277
5.375%, 4/1/32
699,000 686,506
(Cost $15,396,001)
15,161,915
Consumer, Non-cyclical
— 22.0%
Agriculture — 0.3%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27
399,000 394,853
144A,6.00%, 6/15/30
693,000 691,358
(Cost $1,099,116)
1,086,211
Commercial Services — 6.0%
ADT Security Corp.,144A,4.125%,
8/1/29
653,000 612,322
Albion Financing 1 SARL
/ Aggreko Holdings,
Inc.,144A,6.125%, 10/15/26
395,000 395,658
Belron UK Finance
PLC,144A,5.75%, 10/15/29
750,000 751,496
Block, Inc.
2.75%, 6/1/26
699,000 675,749
3.50%, 6/1/31
699,000 628,553
144A,6.50%, 5/15/32
1,358,000 1,394,971
Boost Newco Borrower
LLC,144A,7.50%, 1/15/31
1,521,000 1,607,837
Brink's Co.
144A,4.625%, 10/15/27
419,000 409,326
144A,6.50%, 6/15/29
282,000 288,491
Garda World Security
Corp.,144A,7.75%, 2/15/28
280,000 290,558
Herc Holdings, Inc.
144A,5.50%, 7/15/27
819,000 815,632
144A,6.625%, 6/15/29
559,000 573,015
Prime Security Services
Borrower LLC / Prime
Finance, Inc.
144A,5.75%, 4/15/26
944,000 945,611
144A,3.375%, 8/31/27
699,000 657,863
Principal
Amount $ Value $
Service Corp. International
4.625%, 12/15/27
282,000 277,401
5.125%, 6/1/29
592,000 583,963
3.375%, 8/15/30
631,000 564,906
4.00%, 5/15/31
557,000 509,600
5.75%, 10/15/32
500,000 498,772
Shift4 Payments LLC / Shift4
Payments Finance Sub,
Inc.,144A,6.75%, 8/15/32
769,000 795,915
United Rentals North America,
Inc.
5.50%, 5/15/27
381,000 381,174
3.875%, 11/15/27
550,000 531,472
4.875%, 1/15/28
1,102,000 1,085,991
5.25%, 1/15/30
561,000 554,575
4.00%, 7/15/30
557,000 516,898
3.875%, 2/15/31
663,000 606,586
3.75%, 1/15/32
543,000 485,545
144A,6.125%, 3/15/34
744,000 756,024
Williams Scotsman, Inc.
144A,4.625%, 8/15/28
252,000 242,695
144A,6.625%, 6/15/29
404,000 411,993
144A,7.375%, 10/1/31
360,000 373,732
(Cost $19,521,001)
19,224,324
Cosmetics/Personal Care
— 1.0%
Coty, Inc.,144A,5.00%, 4/15/26
526,000 524,392
Coty, Inc./HFC Prestige
Products, Inc./HFC
Prestige International US
LLC,144A,6.625%, 7/15/30
518,000 530,787
Edgewell Personal Care
Co.,144A,5.50%, 6/1/28
524,000 518,483
Perrigo Finance Unlimited Co.
4.90%, 6/15/30
530,000 508,557
6.125%, 9/30/32
500,000 498,832
Prestige Brands, Inc.
144A,5.125%, 1/15/28
292,000 288,415
144A,3.75%, 4/1/31
419,000 376,090
(Cost $3,284,102)
3,245,556
Food — 3.6%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,3.25%, 3/15/26
385,000 373,631
144A,7.50%, 3/15/26
308,000 310,922
144A,4.625%, 1/15/27
693,000 679,893
144A,5.875%, 2/15/28
386,000 385,185
144A,6.50%, 2/15/28
385,000 393,001
144A,3.50%, 3/15/29
688,000 638,037
144A,4.875%, 2/15/30
512,000 493,581
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
350,000 343,184

DBX ETF Trust | 5
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
144A,4.125%, 1/31/30
678,000 632,081
144A,4.375%, 1/31/32
489,000 448,470
Performance Food Group, Inc.
144A,5.50%, 10/15/27
749,000 745,607
144A,4.25%, 8/1/29
699,000 657,807
144A,6.125%, 9/15/32
699,000 706,072
Pilgrim's Pride Corp.
3.50%, 3/1/32
622,000 547,638
6.25%, 7/1/33
655,000 687,304
6.875%, 5/15/34
350,000 382,731
Post Holdings, Inc.
144A,5.625%, 1/15/28
325,000 328,049
144A,6.25%, 2/15/32
699,000 707,127
US Foods, Inc.
144A,6.875%, 9/15/28
357,000 369,322
144A,4.75%, 2/15/29
629,000 607,432
144A,4.625%, 6/1/30
346,000 329,933
144A,7.25%, 1/15/32
343,000 358,457
144A,5.75%, 4/15/33
338,000 334,579
(Cost $11,497,766)
11,460,043
Healthcare-Products — 2.8%
Avantor Funding, Inc.
144A,4.625%, 7/15/28
1,084,000 1,048,185
144A,3.875%, 11/1/29
559,000 519,475
Hologic, Inc.
144A,4.625%, 2/1/28
280,000 275,099
144A,3.25%, 2/15/29
664,000 610,916
Medline Borrower LP
144A,3.875%, 4/1/29
3,096,000 2,904,549
144A,5.25%, 10/1/29
1,708,000 1,668,895
Medline Borrower LP/Medline
Co.-Issuer, Inc.,144A,6.25%,
4/1/29
1,049,000 1,069,789
Teleflex, Inc.
4.625%, 11/15/27
350,000 342,733
144A,4.25%, 6/1/28
342,000 328,564
(Cost $8,712,415)
8,768,205
Healthcare-Services — 6.3%
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27
289,000 288,781
144A,3.125%, 2/15/29
282,000 278,020
144A,3.50%, 4/1/30
475,000 468,048
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
401,000 385,170
144A,3.75%, 3/15/29
307,000 285,318
144A,4.00%, 3/15/31
354,000 320,459
Concentra Escrow Issuer
Corp.,144A,6.875%, 7/15/32
454,000 468,307
DaVita, Inc.
144A,4.625%, 6/1/30
1,923,000 1,802,536
144A,3.75%, 2/15/31
1,009,000 893,201
Principal
Amount $ Value $
Encompass Health Corp.
4.50%, 2/1/28
579,000 564,716
4.75%, 2/1/30
559,000 541,536
4.625%, 4/1/31
256,000 241,600
IQVIA, Inc.
144A,5.00%, 10/15/26
552,000 545,515
144A,5.00%, 5/15/27
867,000 858,030
144A,6.50%, 5/15/30
390,000 400,693
LifePoint Health,
Inc.,144A,4.375%, 2/15/27
429,000 416,956
Molina Healthcare, Inc.
144A,4.375%, 6/15/28
559,000 534,635
144A,3.875%, 11/15/30
454,000 413,446
144A,3.875%, 5/15/32
524,000 464,227
144A,6.25%, 1/15/33
500,000 504,576
Select Medical
Corp.,144A,6.25%, 8/15/26
856,000 865,894
Tenet Healthcare Corp.
6.25%, 2/1/27
1,056,000 1,057,705
5.125%, 11/1/27
1,019,000 1,010,490
4.625%, 6/15/28
407,000 395,269
6.125%, 10/1/28
1,703,000 1,708,631
4.25%, 6/1/29
949,000 896,847
4.375%, 1/15/30
1,014,000 950,643
6.125%, 6/15/30
1,398,000 1,406,901
6.75%, 5/15/31
944,000 968,066
(Cost $20,151,511)
19,936,216
Household Products/Wares
— 0.1%
Central Garden & Pet
Co.,4.125%, 10/15/30
(Cost $323,957)
350,000 323,138
Pharmaceuticals — 1.9%
Jazz Securities
DAC,144A,4.375%, 1/15/29
1,049,000 997,235
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28
1,468,000 1,392,533
144A,6.75%, 5/15/34
350,000 353,090
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/1/26
2,361,000 2,262,499
6.75%, 3/1/28
874,000 899,537
(Cost $5,940,586)
5,904,894
Energy — 10.0%
Oil & Gas — 4.3%
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,8.25%, 12/31/28
332,000 340,112
144A,5.875%, 6/30/29
269,000 264,866

6 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Civitas Resources,
Inc.,144A,5.00%, 10/15/26
271,000 267,174
CNX Resources Corp.
144A,6.00%, 1/15/29
350,000 350,400
144A,7.375%, 1/15/31
350,000 363,404
144A,7.25%, 3/1/32
280,000 291,329
Crescent Energy Finance
LLC,144A,9.25%, 2/15/28
700,000 736,331
Matador Resources Co.
144A,6.875%, 4/15/28
350,000 358,586
144A,6.50%, 4/15/32
629,000 631,523
144A,6.25%, 4/15/33
504,000 498,302
Murphy Oil Corp.,6.00%, 10/1/32
419,000 410,567
Parkland Corp.
144A,5.875%, 7/15/27
352,000 351,676
144A,4.50%, 10/1/29
543,000 509,027
PBF Holding Co. LLC / PBF
Finance Corp.,6.00%, 2/15/28
578,000 572,263
Permian Resources Operating
LLC
144A,8.00%, 4/15/27
382,000 393,709
144A,5.875%, 7/1/29
489,000 486,892
144A,9.875%, 7/15/31
357,000 396,025
144A,7.00%, 1/15/32
725,000 747,039
144A,6.25%, 2/1/33
652,000 657,335
Range Resources Corp.
8.25%, 1/15/29
411,000 423,912
144A,4.75%, 2/15/30
350,000 333,024
SM Energy Co.
6.75%, 9/15/26
307,000 307,936
6.625%, 1/15/27
291,000 291,391
6.50%, 7/15/28
280,000 280,782
144A,6.75%, 8/1/29
524,000 528,127
Sunoco LP,144A,7.00%, 5/1/29
520,000 539,831
Sunoco LP / Sunoco Finance
Corp.
6.00%, 4/15/27
469,000 470,623
144A,7.00%, 9/15/28
350,000 360,567
4.50%, 5/15/29
559,000 533,626
4.50%, 4/30/30
559,000 529,091
TGNR Intermediate Holdings
LLC,144A,5.50%, 10/15/29
489,000 463,710
(Cost $13,563,944)
13,689,180
Pipelines — 5.7%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 3/1/27
465,000 464,871
144A,5.375%, 6/15/29
524,000 513,506
Buckeye Partners LP
3.95%, 12/1/26
425,000 414,440
4.125%, 12/1/27
270,000 260,014
Principal
Amount $ Value $
DT Midstream, Inc.
144A,4.125%, 6/15/29
769,000 730,948
144A,4.375%, 6/15/31
699,000 650,683
EQM Midstream Partners LP
4.125%, 12/1/26
257,000 256,532
144A,6.50%, 7/1/27
629,000 646,174
5.50%, 7/15/28
594,000 604,149
144A,4.50%, 1/15/29
559,000 542,742
144A,6.375%, 4/1/29
389,000 397,313
144A,7.50%, 6/1/30
363,000 393,060
144A,4.75%, 1/15/31
779,000 748,498
Hess Midstream Operations LP
144A,5.625%, 2/15/26
556,000 555,701
144A,5.125%, 6/15/28
385,000 378,599
144A,6.50%, 6/1/29
420,000 430,621
144A,4.25%, 2/15/30
480,000 451,673
144A,5.50%, 10/15/30
280,000 275,272
NuStar Logistics LP
6.00%, 6/1/26
345,000 347,221
5.625%, 4/28/27
425,000 426,136
6.375%, 10/1/30
382,000 393,742
Rockies Express Pipeline
LLC,144A,4.95%, 7/15/29
385,000 368,652
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
874,000 812,403
144A,6.25%, 1/15/30
699,000 716,061
144A,4.125%, 8/15/31
874,000 796,337
144A,3.875%, 11/1/33
839,000 730,937
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
1,573,000 1,645,047
144A,9.50%, 2/1/29
2,047,000 2,287,969
144A,7.00%, 1/15/30
1,049,000 1,073,569
(Cost $18,535,322)
18,312,870
Financial — 12.3%
Diversified Financial Services
— 4.4%
Jane Street Group / JSG
Finance, Inc.
144A,4.50%, 11/15/29
419,000 399,172
144A,7.125%, 4/30/31
979,000 1,019,586
144A,6.125%, 11/1/32
785,000 788,826
Nationstar Mortgage Holdings,
Inc.
144A,5.00%, 2/1/26
383,000 380,198
144A,6.00%, 1/15/27
445,000 445,423
144A,5.50%, 8/15/28
532,000 523,172
144A,6.50%, 8/1/29
535,000 540,870
144A,5.125%, 12/15/30
454,000 432,134
144A,7.125%, 2/1/32
699,000 721,798
Navient Corp.
6.75%, 6/15/26
366,000 372,596

DBX ETF Trust | 7
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
5.00%, 3/15/27
479,000 472,959
OneMain Finance Corp.
7.125%, 3/15/26
1,019,000 1,041,868
3.50%, 1/15/27
515,000 495,184
6.625%, 1/15/28
525,000 536,027
3.875%, 9/15/28
424,000 395,906
6.625%, 5/15/29
600,000 612,929
Osaic Holdings,
Inc.,144A,10.75%, 8/1/27
279,000 289,088
PennyMac Financial Services,
Inc.
144A,4.25%, 2/15/29
454,000 427,556
144A,7.875%, 12/15/29
524,000 554,296
Rocket Mortgage LLC / Rocket
Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26
804,000 768,036
144A,3.625%, 3/1/29
524,000 483,945
144A,3.875%, 3/1/31
844,000 756,104
144A,4.00%, 10/15/33
594,000 517,151
SLM Corp.,3.125%, 11/2/26
350,000 333,406
United Wholesale Mortgage LLC
144A,5.75%, 6/15/27
365,000 362,692
144A,5.50%, 4/15/29
489,000 473,530
(Cost $14,232,050)
14,144,452
Insurance — 2.8%
Acrisure LLC / Acrisure Finance,
Inc.,144A,4.25%, 2/15/29
489,000 463,530
Alliant Holdings Intermediate
LLC / Alliant Holdings Co.-
Issuer,144A,6.50%, 10/1/31
699,000 699,893
Alliant Holdings Intermediate
LLC / Alliant Holdings
Co-Issuer
144A,4.25%, 10/15/27
531,000 506,425
144A,6.75%, 4/15/28
866,000 875,148
144A,7.00%, 1/15/31
982,000 998,092
AmWINS Group,
Inc.,144A,6.375%, 2/15/29
524,000 529,373
HUB International Ltd.
144A,5.625%, 12/1/29
388,000 378,197
144A,7.25%, 6/15/30
2,219,000 2,304,077
144A,7.375%, 1/31/32
1,328,000 1,359,446
Ryan Specialty LLC
144A,4.375%, 2/1/30 (a)
281,000 267,082
144A,5.875%, 8/1/32
419,000 419,189
(Cost $8,737,858)
8,800,452
Real Estate — 0.6%
Cushman & Wakefield US
Borrower LLC,144A,6.75%,
5/15/28
454,000 459,341
Howard Hughes Corp.
144A,5.375%, 8/1/28
505,000 496,036
144A,4.125%, 2/1/29
454,000 424,973
Principal
Amount $ Value $
144A,4.375%, 2/1/31
466,000 422,805
(Cost $1,841,369)
1,803,155
Real Estate Investment Trusts
— 4.4%
Brandywine Operating
Partnership LP,3.95%, 11/15/27
315,000 297,900
Brookfield Property REIT, Inc.
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26
582,000 579,483
144A,4.50%, 4/1/27
455,000 438,343
Iron Mountain, Inc.
144A,4.875%, 9/15/27
684,000 674,098
144A,5.25%, 3/15/28
574,000 565,424
144A,5.00%, 7/15/28
350,000 341,666
144A,7.00%, 2/15/29
699,000 722,303
144A,4.875%, 9/15/29
699,000 673,709
144A,5.25%, 7/15/30
869,000 843,897
144A,4.50%, 2/15/31
750,000 699,180
144A,5.625%, 7/15/32
419,000 409,920
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.
144A,4.25%, 2/1/27
494,000 481,219
144A,4.75%, 6/15/29
523,000 500,988
144A,7.00%, 7/15/31
256,000 265,413
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
507,000 503,667
144A,4.875%, 5/15/29
493,000 473,715
144A,7.00%, 2/1/30
385,000 394,832
RHP Hotel Properties LP / RHP
Finance Corp.
4.75%, 10/15/27
408,000 400,805
144A,7.25%, 7/15/28
365,000 379,066
144A,4.50%, 2/15/29
419,000 402,020
RLJ Lodging Trust LP
144A,3.75%, 7/1/26
350,000 340,873
144A,4.00%, 9/15/29
350,000 319,798
SBA Communications Corp.
3.875%, 2/15/27
1,006,000 978,064
3.125%, 2/1/29
1,049,000 960,498
Starwood Property Trust, Inc.
144A,3.625%, 7/15/26
205,000 198,042
144A,4.375%, 1/15/27
395,000 385,103
144A,7.25%, 4/1/29
419,000 431,971
144A,6.00%, 4/15/30
290,000 286,513
Vornado Realty LP,2.15%, 6/1/26
266,000 253,508
(Cost $14,210,557)
14,202,018

8 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
REITS — 0.1%
Pebblebrook Hotel LP / PEB
Finance Corp.,144A,6.375%,
10/15/29
(Cost $279,945)
280,000 281,250
Industrial — 14.0%
Aerospace/Defense — 4.6%
Bombardier, Inc.
144A,7.875%, 4/15/27
500,000 501,646
144A,6.00%, 2/15/28
550,000 549,829
144A,7.50%, 2/1/29 (a)
547,000 571,797
144A,8.75%, 11/15/30
524,000 567,799
144A,7.25%, 7/1/31
524,000 541,897
144A,7.00%, 6/1/32
510,000 521,055
Spirit AeroSystems, Inc.
4.60%, 6/15/28 (a)
493,000 472,552
144A,9.375%, 11/30/29
719,000 774,152
144A,9.75%, 11/15/30
795,000 884,161
TransDigm, Inc.
5.50%, 11/15/27
1,496,000 1,484,562
144A,6.75%, 8/15/28
1,379,000 1,408,247
4.625%, 1/15/29
737,000 699,762
144A,6.375%, 3/1/29
1,690,000 1,719,653
4.875%, 5/1/29
465,000 443,642
144A,6.875%, 12/15/30
861,000 887,760
144A,7.125%, 12/1/31
595,000 619,209
144A,6.625%, 3/1/32
1,306,000 1,339,354
144A,6.00%, 1/15/33
788,000 788,607
(Cost $14,671,249)
14,775,684
Building Materials — 2.0%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30
385,000 373,228
144A,4.25%, 2/1/32
891,000 812,368
144A,6.375%, 6/15/32
467,000 477,810
144A,6.375%, 3/1/34
699,000 713,260
Standard Industries, Inc.
144A,5.00%, 2/15/27
594,000 584,287
144A,4.75%, 1/15/28
699,000 679,880
144A,4.375%, 7/15/30
1,079,000 1,004,556
144A,3.375%, 1/15/31
769,000 676,011
Summit Materials LLC / Summit
Materials Finance Corp.
144A,5.25%, 1/15/29
489,000 493,266
144A,7.25%, 1/15/31
559,000 597,156
(Cost $6,338,957)
6,411,822
Electrical Components &
Equipment — 0.7%
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
926,000 948,264
144A,6.375%, 3/15/29
629,000 644,724
Principal
Amount $ Value $
144A,6.625%, 3/15/32
594,000 613,670
(Cost $2,218,334)
2,206,658
Electronics — 1.1%
Imola Merger Corp.,144A,4.75%,
5/15/29
1,398,000 1,342,945
Sensata Technologies BV
144A,4.00%, 4/15/29
699,000 652,357
144A,5.875%, 9/1/30
350,000 347,322
Sensata Technologies, Inc.
144A,4.375%, 2/15/30
311,000 289,891
144A,3.75%, 2/15/31
496,000 444,574
144A,6.625%, 7/15/32
350,000 357,388
(Cost $3,535,050)
3,434,477
Engineering & Construction
— 0.3%
Arcosa, Inc.
144A,4.375%, 4/15/29
270,000 256,102
144A,6.875%, 8/15/32
429,000 443,277
Fluor Corp.,4.25%, 9/15/28
376,000 363,381
(Cost $1,062,317)
1,062,760
Environmental Control — 1.2%
Clean Harbors, Inc.,144A,6.375%,
2/1/31
353,000 359,674
GFL Environmental, Inc.
144A,5.125%, 12/15/26
317,000 316,140
144A,4.00%, 8/1/28
500,000 476,280
144A,3.50%, 9/1/28
545,000 515,133
144A,4.75%, 6/15/29
524,000 507,316
144A,4.375%, 8/15/29
357,000 338,780
144A,6.75%, 1/15/31
699,000 725,768
Madison IAQ LLC,144A,4.125%,
6/30/28
482,000 463,044
(Cost $3,689,914)
3,702,135
Machinery-Construction &
Mining — 0.1%
Terex Corp.,144A,5.00%, 5/15/29
(Cost $403,479)
419,000 405,358
Miscellaneous Manufacturing
— 0.1%
Hillenbrand, Inc.,6.25%, 2/15/29
(Cost $351,765)
350,000 357,208
Packaging & Containers — 3.1%
Ball Corp.
6.875%, 3/15/28
524,000 542,334
6.00%, 6/15/29
699,000 711,932
2.875%, 8/15/30
869,000 763,940
3.125%, 9/15/31
588,000 514,781
Berry Global, Inc.,144A,5.625%,
7/15/27
350,000 350,475

DBX ETF Trust | 9
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Principal
Amount $ Value $
Crown Americas LLC,5.25%,
4/1/30
337,000 332,978
Graphic Packaging International
LLC
144A,3.50%, 3/15/28
283,000 266,243
144A,3.75%, 2/1/30
296,000 272,375
144A,6.375%, 7/15/32
355,000 362,048
Mauser Packaging Solutions
Holding Co.
144A,7.875%, 4/15/27
1,845,000 1,891,027
144A,9.25%, 4/15/27
937,000 961,083
OI European Group
BV,144A,4.75%, 2/15/30
280,000 255,655
Pactiv Evergreen Group Issuer,
Inc. /Pactiv Evergreen Group
Issuer LLC,144A,4.00%,
10/15/27
699,000 669,491
Sealed Air Corp.
144A,4.00%, 12/1/27
322,000 309,181
144A,6.125%, 2/1/28
508,000 513,428
144A,5.00%, 4/15/29
326,000 316,771
144A,7.25%, 2/15/31
268,000 279,287
Silgan Holdings, Inc.,4.125%,
2/1/28
399,000 384,051
(Cost $9,835,602)
9,697,080
Trucking & Leasing — 0.8%
Fortress Transportation and
Infrastructure Investors LLC
144A,5.50%, 5/1/28
699,000 691,131
144A,7.875%, 12/1/30
350,000 371,966
144A,7.00%, 5/1/31
489,000 507,339
144A,7.00%, 6/15/32
550,000 568,579
144A,5.875%, 4/15/33
315,000 311,438
(Cost $2,400,637)
2,450,453
Technology — 5.4%
Computers — 1.4%
NCR Voyix Corp.
144A,5.00%, 10/1/28
454,000 439,430
144A,5.125%, 4/15/29
288,000 276,851
Seagate HDD Cayman
4.875%, 6/1/27
329,000 326,496
4.091%, 6/1/29
352,000 332,957
8.25%, 12/15/29
350,000 375,832
8.50%, 7/15/31
350,000 377,829
9.625%, 12/1/32
527,094 602,599
Western Digital Corp.,4.75%,
2/15/26
1,608,000 1,596,957
(Cost $4,300,741)
4,328,951
Semiconductors — 0.8%
Entegris, Inc.
144A,4.375%, 4/15/28
319,000 305,921
144A,4.75%, 4/15/29
1,068,000 1,036,025
144A,3.625%, 5/1/29
239,000 220,257
Principal
Amount $ Value $
144A,5.95%, 6/15/30
647,000 648,718
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
489,000 463,573
(Cost $2,661,171)
2,674,494
Software — 3.2%
Clarivate Science Holdings
Corp.,144A,3.875%, 7/1/28
644,000 605,637
Cloud Software Group,
Inc.,144A,8.25%, 6/30/32
1,248,000 1,301,815
Fair Isaac Corp.
144A,5.25%, 5/15/26
268,000 268,629
144A,4.00%, 6/15/28
634,000 605,227
Open Text Corp.
144A,3.875%, 2/15/28
629,000 594,276
144A,3.875%, 12/1/29
594,000 542,303
Open Text Holdings, Inc.
144A,4.125%, 2/15/30
629,000 580,106
144A,4.125%, 12/1/31
414,000 371,205
PTC, Inc.,144A,4.00%, 2/15/28
350,000 334,858
ROBLOX Corp.,144A,3.875%,
5/1/30
699,000 635,857
SS&C Technologies, Inc.
144A,5.50%, 9/30/27
1,398,000 1,394,757
144A,6.50%, 6/1/32
524,000 536,613
Twilio, Inc.
3.625%, 3/15/29
337,000 312,346
3.875%, 3/15/31
350,000 317,312
UKG, Inc.,144A,6.875%, 2/1/31
1,703,000 1,751,836
(Cost $10,245,441)
10,152,777
Utilities — 3.1%
Electric — 3.1%
Calpine Corp.
144A,4.50%, 2/15/28
874,000 846,137
144A,3.75%, 3/1/31
627,000 566,657
Clearway Energy Operating LLC
144A,4.75%, 3/15/28
600,000 582,798
144A,3.75%, 2/15/31
648,000 574,530
NRG Energy, Inc.
5.75%, 1/15/28
541,000 542,063
144A,3.375%, 2/15/29
366,000 335,110
144A,5.75%, 7/15/29
533,000 530,314
PG&E Corp.,5.00%, 7/1/28
706,000 693,803
Vistra Operations Co. LLC
144A,5.50%, 9/1/26
591,000 590,382
144A,5.625%, 2/15/27
983,000 983,899
144A,5.00%, 7/31/27
893,000 885,431
144A,4.375%, 5/1/29
856,000 818,888
144A,7.75%, 10/15/31
1,014,000 1,078,017

10 | DBX ETF Trust
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
HiddenRow
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2024 is as follows:
Principal
Amount $ Value $
144A,6.875%, 4/15/32
699,000 725,820
(Cost $9,765,541)
9,753,849
TOTAL CORPORATE BONDS
(Cost $312,426,871)
310,868,055
Number
of Shares
SECURITIES LENDING
COLLATERAL — 0.3%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.53%
(b)(c)
(Cost $891,663)
891,663 891,663
Number
of Shares Value $
CASH EQUIVALENTS — 0.9%
DWS Government Money Market
Series "Institutional Shares",
4.59% (b)
(Cost $2,870,305)
2,870,305 2,870,305
TOTAL INVESTMENTS — 98.8%
(Cost $316,188,839)
314,630,023
Other assets and liabilities,
net — 1.2%
3,737,862
NET ASSETS — 100.0%
318,367,885
 (a)
Value ($) at
8/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2024
Value ($) at
11/30/2024
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.53% (b)(c)
4,418,701 — (3,527,038) (d) — — 2,190 — 891,663 891,663
CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series "Institutional Shares", 4.59% (b)
3,352,412 7,817,996 (8,300,103) — — 38,419 — 2,870,305 2,870,305
7,771,113 7,817,996 (11,827,141) — — 40,609 — 3,761,968 3,761,968
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2024 amounted to $873,813, which is 0.3% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2024.
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 11
Schedule of Investments
Xtrackers Low Beta High Yield Bond ETF
(Continued)
November 30, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
HYDW-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 310,868,055 $ — $ 310,868,055
Short-Term Investments (a)
3,761,968 — — 3,761,968
TOTAL
$ 3,761,968 $ 310,868,055 $ — $ 314,630,023
(a)
See Schedule of Investments for additional detailed categorizations.